Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

Future minimum lease payments under this lease are as follows:

Year ending December 31:
2015	$617,082
2016	1,567,461
2017	1,606,648
2018	1,646,814
2019	1,687,984
2020 and thereafter	10,506,983

Total	$17,632,972